Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2021
Harbor Emerging Markets Equity Fund, Harbor Diversified International All Cap Fund, Harbor International Fund
June 29, 2021
Effective June 21, 2021 (the “Effective Date”), Alex Duffy is the portfolio manager for Harbor Emerging Markets Equity Fund (the “Emerging Markets Equity Fund”) and a co-portfolio manager for Harbor Diversified International All Cap Fund (the “Diversified International All Cap Fund”) and Harbor International Fund (the “International Fund” and together with the Emerging Markets Equity Fund and the Diversified International All Cap Fund, collectively, the “Funds”). David Cull no longer serves as co-portfolio manager of the Funds and Michael Godfrey no longer serves as co-portfolio manager of the Emerging Market Equity Fund and the Diversified International All Cap Fund.
All references to Messrs. Cull and Godfrey in the Funds’ prospectus are hereby removed.

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2021
Harbor Emerging Markets Equity Fund
The following replaces the “Portfolio Managers” section of the Fund Summary for the Emerging Markets Equity Fund:

Portfolio Managers
Alex Duffy
Mr. Duffy is a Portfolio Manager of Marathon-London and has managed the Fund since 2021.
As of the Effective Date, the following replaces the information in the “The Subadvisers and Portfolio Managers” section on page 43 of the Prospectus:

Harbor Emerging Markets Equity Fund
Marathon Asset Management LLP (“Marathon-London”), located at Orion House, 5 Upper St. Martin’s Lane, London, WC2H 9EA, England, serves as Subadviser to Harbor Emerging Markets Equity Fund. The portfolio manager is responsible for the day-to-day investment decision making for the Fund.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Alex Duffy	2021
Mr. Duffy joined Marathon-London in 2021 and is an
Emerging Markets Portfolio Manager.  Prior to joining
Marathon-London, he worked at Fidelity International where
he was a Portfolio Manager of Global Emerging Markets.
Mr. Duffy began his investment career in 2004.

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2021
Harbor Diversified International All Cap Fund
The following replaces the “Portfolio Managers” section of the Fund Summary for the Diversified International All Cap Fund:

Portfolio Managers
Marathon-London employs a team approach, in which each portfolio manager is allocated a distinct portion of assets to manage within the Fund’s portfolio. Each portfolio manager selects stocks within their region independently from the other portfolio managers. Mr. Ostrer and Mr. Arah are jointly responsible for determining the allocations to each portfolio manager.
REGIONAL FOCUS: EUROPE
Neil M. Ostrer
Mr. Ostrer is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since 2015.
Charles Carter
Mr. Carter is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2015.
Nick Longhurst
Mr. Longhurst is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2015.
REGIONAL FOCUS: JAPAN
William J. Arah
Mr. Arah is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since 2015.
Simon Somerville
Mr. Somerville is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2016.
Michael Nickson, CFA
Mr. Nickson is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
REGIONAL FOCUS: EMERGING MARKETS
Alex Duffy
Mr. Duffy is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2021.
REGIONAL FOCUS: ASIA PACIFIC EX JAPAN
Justin Hill
Mr. Hill is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2021.
REGIONAL FOCUS: NORTH AMERICA
Robert Anstey, CFA
Mr. Anstey is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2015.

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2021
As of the Effective Date, the following replaces the information in the “The Subadvisers and Portfolio Managers” section on pages 42-43 of the Prospectus:

Harbor Diversified International All Cap Fund
Marathon Asset Management LLP (“Marathon-London”), located at Orion House, 5 Upper St. Martin’s Lane, London, WC2H 9EA, England, serves as Subadviser to Harbor Diversified International All Cap Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Marathon-London employs a team approach, in which the investment team is organized along regional lines and each portfolio manager is allocated his own distinct portion of assets within the Fund’s portfolio to manage independently of the other portfolio managers. Mr. Ostrer and Mr. Arah are jointly responsible for determining the regional allocation.
REGIONAL FOCUS	PORTFOLIO MANAGERS	PROFESSIONAL EXPERIENCE
Europe	Neil M. Ostrer Since 2015
Mr. Ostrer co-founded Marathon-London in 1986. Prior to that he worked at Carnegie International as a Director of International
Sales. Mr. Ostrer began his investment career at G.T.
Management, where he began managing the G.T. European
Unit Trust before he was appointed Director, G.T. Management
UK. Mr. Ostrer began his investment career in 1981.

	Charles Carter Since 2015	Mr. Carter joined Marathon-London in 1998 and is a Portfolio Manager focusing on investments in Europe. Mr. Carter began his investment career 1989.
	Nick Longhurst Since 2015	Mr. Longhurst joined Marathon-London in 2003 and is a Portfolio Manager focusing on investments in Europe. Mr. Longhurst began his investment career in 1994.
Japan	William J. Arah Since 2015
Mr. Arah co-founded Marathon-London in 1986 and has
managed assets at Marathon-London since 1987. Previously,
he was employed at Rowe and Pitman and at Goldman Sachs
based in Tokyo. Mr. Arah began his investment career in 1982.

Simon Somerville Since 2016
Mr. Somerville joined Marathon-London in 2016 and is a Japan
Equity Portfolio Manager.  Previously, he worked for Jupiter
Asset Management as Strategy Head, Head of Pan Asian Equities
and Co-Head of Asian Equities. Prior to that he worked for
Cazenove Fund Management as Head of Global and Japan
Equities. Mr. Somerville began his investment career in 1990.

Michael Nickson, CFA Since 2018
Mr. Nickson joined Marathon-London in 2012 and is a Global
Equities Portfolio Manager.  Prior to joining Marathon-London, he worked for Majedie Asset Management and Odey Asset
Management as a Global Equities Portfolio Manager.
Mr. Nickson began his investment career in 2003.

Emerging Markets	Alex Duffy Since 2021
Mr. Duffy joined Marathon-London in 2021 and is an Emerging
Markets Portfolio Manager.  Prior to joining Marathon-London, he worked at Fidelity International where he was a Portfolio
Manager of Global Emerging Markets.  Mr. Duffy began his
investment career in 2004.

Asia Pacific ex Japan	Justin Hill Since 2021
Mr. Hill joined Marathon-London in 2021 and is a Portfolio
Manager covering Asia Pacific ex Japan. Prior to joining
Marathon-London, he worked at BP Investment Management
where he was a Senior Portfolio Manager. Prior to that he worked at Pictet Asset Management as a Senior Investment Manager.
Mr. Hill began his investment career in 1996.

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2021
REGIONAL FOCUS	PORTFOLIO MANAGERS	PROFESSIONAL EXPERIENCE
North America	Robert Anstey, CFA Since 2015
Mr. Anstey joined Marathon-London in 2014 and is a North
American Equity Portfolio Manager. Previously, he was Head
of U.S. Equities at Hermes Fund Managers Ltd. Prior to that
he worked at Bear Stearns as the U.S. Equity Sales Director
as well as on the U.S. Equity Sales team at private bank Brown
Brothers Harriman. Mr. Anstey began his investment career
in 1994.

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2021
Harbor International Fund
The following replaces the “Portfolio Managers” section of the Fund Summary for the International Fund:

Portfolio Managers
Marathon-London employs a team approach, in which each portfolio manager is allocated a distinct portion of assets to manage within the Fund’s portfolio. Each portfolio manager selects stocks within their region independently from the other portfolio managers. Mr. Ostrer and Mr. Arah are jointly responsible for determining the allocations to each portfolio manager.
REGIONAL FOCUS: EUROPE
Neil M. Ostrer
Mr. Ostrer is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since 2018.
Charles Carter
Mr. Carter is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
Nick Longhurst
Mr. Longhurst is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
REGIONAL FOCUS: JAPAN
William J. Arah
Mr. Arah is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since 2018.
Simon Somerville
Mr. Somerville is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
Michael Nickson, CFA
Mr. Nickson is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
REGIONAL FOCUS: EMERGING MARKETS
Alex Duffy
Mr. Duffy is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2021.
REGIONAL FOCUS: ASIA PACIFIC EX JAPAN
Justin Hill
Mr. Hill is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2021.

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2021
As of the Effective Date, the following replaces the information in the “The Subadvisers and Portfolio Managers” section on pages 45-46 of the Prospectus:

Harbor International Fund
Marathon Asset Management LLP (“Marathon-London”), located at Orion House, 5 Upper St. Martin’s Lane, London, WC2H 9EA, England, serves as Subadviser to Harbor International Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Marathon-London employs a team approach, in which each portfolio manager is allocated their own distinct portion of assets to manage within the Fund’s portfolio. Each portfolio manager selects stocks within their region independently from the other portfolio managers. Mr. Ostrer and Mr. Arah are jointly responsible for determining the allocations to each portfolio manager.
REGIONAL FOCUS	PORTFOLIO MANAGERS	PROFESSIONAL EXPERIENCE
Europe	Neil M. Ostrer Since 2018
Mr. Ostrer co-founded Marathon-London in 1986. Prior to that he worked at Carnegie International as a Director of International
Sales. Mr. Ostrer began his investment career at G.T.
Management, where he began managing the G.T. European
Unit Trust before he was appointed Director, G.T. Management
UK. Mr. Ostrer began his investment career in 1981.

	Charles Carter Since 2018	Mr. Carter joined Marathon-London in 1998 and is a Portfolio Manager focusing on investments in Europe. Mr. Carter began his investment career 1989.
	Nick Longhurst Since 2018	Mr. Longhurst joined Marathon-London in 2003 and is a Portfolio Manager focusing on investments in Europe. Mr. Longhurst began his investment career in 1994.
Japan	William J. Arah Since 2018
Mr. Arah co-founded Marathon-London in 1986 and has
managed assets at Marathon-London since 1987. Previously,
he was employed at Rowe and Pitman and at Goldman Sachs
based in Tokyo. Mr. Arah began his investment career in 1982.

Simon Somerville Since 2018
Mr. Somerville joined Marathon-London in 2016 and is a Japan
Equity Portfolio Manager.  Previously, he worked for Jupiter
Asset Management as Strategy Head, Head of Pan Asian Equities
and Co-Head of Asian Equities. Prior to that he worked for
Cazenove Fund Management as Head of Global and Japan
Equities. Mr. Somerville began his investment career in 1990.

Michael Nickson, CFA Since 2018
Mr. Nickson joined Marathon-London in 2012 and is a Global
Equities Portfolio Manager.  Prior to joining Marathon-London, he worked for Majedie Asset Management and Odey Asset
Management as a Global Equities Portfolio Manager.
Mr. Nickson began his investment career in 2003.

Emerging Markets	Alex Duffy Since 2021
Mr. Duffy joined Marathon-London in 2021 and is an Emerging
Markets Portfolio Manager.  Prior to joining Marathon-London, he worked at Fidelity International where he was a Portfolio
Manager of Global Emerging Markets.  Mr. Duffy began his
investment career in 2004.

Asia Pacific ex Japan	Justin Hill Since 2021
Mr. Hill joined Marathon-London in 2021 and is a Portfolio
Manager covering Asia Pacific ex Japan. Prior to joining
Marathon-London, he worked at BP Investment Management
where he was a Senior Portfolio Manager. Prior to that he worked at Pictet Asset Management as a Senior Investment Manager.
Mr. Hill began his investment career in 1996.

Investors Should Retain This Supplement For Future Reference
S0621.P.IG